UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Address of principal executive offices) (Zip code)

Julietta Martikyan

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

PRIMECAP Odyssey Stock Fund
POSKX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund (the “Fund”) for the period of  November 1, 2025, to April 30, 2026. You can find additional information about the Fund at   https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature. You can also request this information by contacting us at  1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Stock Fund	$36	0.67%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,430,881,578
Number of Holdings	148
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2026)

Top 10 Issuers	(%)
Intel Corp.	8.2%
Eli Lilly & Co.	4.9%
AstraZeneca PLC	4.0%
KLA Corp.	3.1%
Flex Ltd.	3.0%
FedEx Corp.	2.5%
Siemens AG	2.5%
Alphabet, Inc. - Class A & C	2.4%
Ross Stores, Inc.	2.3%
Biogen, Inc.	2.3%

Top Sectors	(%)
Information Technology	27.6%
Industrials	21.8%
Health Care	21.2%
Financials	10.0%
Consumer Discretionary	6.7%
Communication Services	3.6%
Consumer Staples	2.4%
Energy	2.4%
Materials	2.2%
Utilities	0.0%
Cash & Other	2.1%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.
PRIMECAP Odyssey Stock Fund	PAGE 1	TSR-SAR-74160Q301

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature.

PRIMECAP Odyssey Stock Fund	PAGE 2	TSR-SAR-74160Q301

PRIMECAP Odyssey Growth Fund
POGRX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund (the “Fund”) for the period of  November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature. You can also request this information by contacting us at  1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Growth Fund	$35	0.66%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,423,917,747
Number of Holdings	179
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2026)

Top 10 Issuers	(%)
Micron Technology, Inc.	7.7%
Intel Corp.	5.1%
Alphabet, Inc. - Class A & C	4.9%
Eli Lilly & Co.	4.2%
Xometry, Inc.	3.4%
BeOne Medicines Ltd.	3.2%
Flex Ltd.	3.0%
Biogen, Inc.	2.1%
KLA Corp.	1.9%
NVIDIA Corp.	1.9%

Top Sectors	(%)
Information Technology	31.2%
Health Care	22.8%
Industrials	16.6%
Communication Services	7.8%
Financials	7.7%
Consumer Discretionary	7.3%
Consumer Staples	1.6%
Energy	1.1%
Materials	0.7%
Real Estate	0.2%
Cash & Other	3.0%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.
PRIMECAP Odyssey Growth Fund	PAGE 1	TSR-SAR-74160Q103

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature.

PRIMECAP Odyssey Growth Fund	PAGE 2	TSR-SAR-74160Q103

PRIMECAP Odyssey Aggressive Growth Fund
POAGX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund (the “Fund”) for the period of  November 1, 2025, to April 30, 2026. You can find additional information about the Fund at   https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Aggressive Growth Fund	$34	0.66%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,765,772,559
Number of Holdings	180
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2026)

Top 10 Issuers	(%)
Micron Technology, Inc.	10.5%
Alphabet, Inc. - Class A & C	3.6%
Flex Ltd.	3.6%
Eli Lilly & Co.	3.1%
BeOne Medicines Ltd.	2.9%
Rhythm Pharmaceuticals, Inc.	2.6%
NVIDIA Corp.	2.5%
Glaukos Corp.	2.3%
MarketAxess Holdings, Inc.	2.1%
Biogen, Inc.	2.0%

Top Sectors	(%)
Information Technology	35.6%
Health Care	24.3%
Industrials	13.1%
Consumer Discretionary	11.3%
Communication Services	7.1%
Financials	4.3%
Materials	1.8%
Consumer Staples	0.8%
Energy	0.3%
Real Estate	0.1%
Cash & Other	1.3%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.
PRIMECAP Odyssey Aggressive Growth Fund	PAGE 1	TSR-SAR-74160Q202

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature.

PRIMECAP Odyssey Aggressive Growth Fund	PAGE 2	TSR-SAR-74160Q202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
Core Financial Statements
April 30, 2026

PRIMECAP Odyssey Stock Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 3.6%
Alphabet, Inc. - Class A	158,498	$60,990,031
Alphabet, Inc. - Class C	117,900	45,030,726
Meta Platforms, Inc. - Class A	19,600	11,993,436
Nintendo Co. Ltd. - JPY	224,300	11,013,344
Walt Disney Co. (The)	276,300	28,666,125
		157,693,662
Consumer Discretionary - 6.7%
Birkenstock Holding PLC(a)	85,900	3,327,766
Burlington Stores, Inc.(a)	16,100	5,152,161
Capri Holdings Ltd.(a)	221,060	4,312,881
CarMax, Inc.(a)	410,500	16,136,755
Carnival Corp.	826,500	21,910,515
eBay, Inc.	103,880	10,749,502
Mattel, Inc.(a)	1,680,690	25,344,805
Murphy USA, Inc.	7,264	4,271,232
Newell Brands, Inc.	460,000	1,876,800
NIKE, Inc. - Class B	137,400	6,095,064
Ross Stores, Inc.	449,840	102,469,054
Royal Caribbean Cruises Ltd.	43,550	11,486,748
Sony Group Corp. - ADR	2,533,775	50,903,540
Taylor Morrison Home Corp.(a)	19,500	1,184,430
TJX Cos., Inc. (The)	102,900	16,129,575
Whirlpool Corp.	273,039	15,306,566
		296,657,394
Consumer Staples - 2.4%
Altria Group, Inc.	27,900	2,026,935
BJ’s Wholesale Club Holdings, Inc.(a)	199,670	18,747,016
Dollar Tree, Inc.(a)	315,900	30,677,049
Philip Morris International, Inc.	55,500	9,161,385
Sysco Corp.	252,146	18,837,828
Tyson Foods, Inc. - Class A	110,000	7,047,700
US Foods Holding Corp.(a)	214,300	20,034,907
		106,532,820
Energy - 2.4%
Cameco Corp.	98,900	12,168,656
Chevron Corp.	115,557	22,338,324
ConocoPhillips	314,500	39,557,810
EOG Resources, Inc.	89,900	12,637,243
Expand Energy Corp.	58,000	5,924,700
TechnipFMC PLC	110,500	8,350,485
Viper Energy, Inc. - Class A	100,100	4,942,938
		105,920,156
Financials - 10.0%
Bank of America Corp.	772,400	41,292,504
Bank of New York Mellon Corp. (The)	185,200	24,885,324
Capital One Financial Corp.	29,600	5,662,480
Charles Schwab Corp. (The)	526,890	48,284,199
Citigroup, Inc.	335,400	42,924,492
CME Group, Inc. - Class A	136,600	39,316,212

	Shares	Value
Evercore, Inc. - Class A	17,900	$5,751,091
Hanover Insurance Group, Inc. (The)	47,330	8,883,368
JPMorgan Chase & Co.	104,609	32,766,677
Marsh & McLennan Cos., Inc.	32,500	5,450,575
Northern Trust Corp.	382,760	63,668,298
PayPal Holdings, Inc.	371,820	18,643,055
Progressive Corp. (The)	17,310	3,484,157
Raymond James Financial, Inc.	336,230	53,231,934
Sony Financial Group, Inc. - ADR	290,059	1,276,260
Visa, Inc. - Class A	91,880	30,305,699
Wells Fargo & Co.	205,910	16,931,979
		442,758,304
Health Care - 21.2%
Abbott Laboratories	40,590	3,685,166
Agilent Technologies, Inc.	120,110	13,878,711
Alcon, Inc.	45,230	3,386,370
Amgen, Inc.	217,080	75,163,950
AstraZeneca PLC	934,915	175,175,024
Biogen, Inc.(a)	533,140	100,912,739
Boston Scientific Corp.(a)	515,660	29,707,173
Bristol-Myers Squibb Co.	1,251,770	75,844,744
CVS Health Corp.	94,730	7,890,062
Danaher Corp.	30,000	5,368,500
Elanco Animal Health, Inc.(a)	2,748,021	61,473,230
Eli Lilly & Co.	231,943	216,773,928
GRAIL, Inc.(a)	7,834	426,796
GSK PLC - ADR	1,117,650	58,464,271
Illumina, Inc.(a)	57,500	7,287,550
LivaNova PLC(a)	142,500	8,564,250
Merck & Co., Inc.	28,900	3,155,302
Novartis AG - ADR	152,600	22,561,910
Revvity, Inc.	90,470	7,836,511
Siemens Healthineers AG - EUR	72,000	2,947,467
Stryker Corp.	12,500	3,939,125
Thermo Fisher Scientific, Inc.	68,150	32,641,124
UnitedHealth Group, Inc.	13,941	5,164,862
Waters Corp.(a)	2,980	921,505
Zimmer Biomet Holdings, Inc.	196,500	16,197,495
		939,367,765
Industrials - 21.8%
AECOM	1,067,840	89,805,344
Airbus SE - EUR	119,049	24,434,638
Alaska Air Group, Inc.(a)	53,550	2,094,340
Amentum Holdings, Inc.(a)	1,854,255	48,637,109
American Airlines Group, Inc.(a)	2,211,150	25,892,567
AMETEK, Inc.	39,762	9,363,951
Boeing Co. (The)(a)	31,000	7,099,930
Booz Allen Hamilton Holding Corp.	211,733	16,466,475
Carrier Global Corp.	128,342	8,620,732
Caterpillar, Inc.	16,290	14,499,892
CSX Corp.	60,000	2,725,800
Curtiss-Wright Corp.	92,730	66,784,146

The accompanying notes are an integral part of these financial statements.

1

PRIMECAP Odyssey Stock Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Delta Air Lines, Inc.	654,850	$44,523,251
FedEx Corp.	276,605	111,557,563
General Dynamics Corp.	13,740	4,730,682
GXO Logistics, Inc.(a)	66,400	3,793,432
Honeywell International, Inc.	12,300	2,636,259
Jacobs Solutions, Inc.	249,650	32,307,207
Kirby Corp.(a)	164,053	24,696,539
Knight-Swift Transportation Holdings, Inc.	198,831	12,904,132
L3Harris Technologies, Inc.	6,000	1,923,300
Moog, Inc. - Class A	123,100	37,091,261
Nextpower, Inc. - Class A(a)	468,678	55,833,610
Norfolk Southern Corp.	59,900	18,918,217
Otis Worldwide Corp.	39,681	3,090,356
Parsons Corp.(a)	167,300	8,433,593
Rockwell Automation, Inc.	11,840	4,841,494
RTX Corp.	5,262	926,480
RXO, Inc.(a)	89,100	1,779,327
Saia, Inc.(a)	8,700	3,904,734
Siemens AG - EUR	368,021	109,083,733
Southwest Airlines Co.	1,579,920	59,910,566
United Airlines Holdings, Inc.(a)	630,070	56,706,300
United Parcel Service, Inc. - Class B	159,400	17,342,720
XPO, Inc.(a)	140,784	30,990,782
		964,350,462
Information Technology - 27.6%
Adobe, Inc.(a)	113,050	27,821,605
Analog Devices, Inc.	132,090	53,134,523
Applied Materials, Inc.	141,532	55,832,959
Ciena Corp.(a)	14,950	7,887,321
Corning, Inc.	80,098	13,155,296
Flex Ltd.(a)	1,451,989	132,929,593
Hewlett Packard Enterprise Co.	1,202,330	34,591,034
HP, Inc.	1,034,560	21,580,922
Infineon Technologies AG - EUR	480,000	32,184,404
Intel Corp.(a)	3,838,720	362,682,266
Jabil, Inc.	80,700	27,235,443
Keysight Technologies, Inc.(a)	42,420	14,843,182
KLA Corp.	78,438	137,293,953
L.M. Ericsson Telephone Co. - ADR	2,631,630	31,079,550
Microsoft Corp.	245,930	100,285,335
NetApp, Inc.	325,950	36,105,481
NVIDIA Corp.	82,680	16,500,448
Oracle Corp.	200,310	32,328,031
Qnity Electronics, Inc.	33,990	4,781,033
Seagate Technology Holdings PLC	37,073	24,973,856
Teradyne, Inc.	47,500	16,314,825
Texas Instruments, Inc.	149,210	41,939,947
		1,225,481,007

	Shares	Value
Materials - 2.2%
Albemarle Corp.	136,170	$26,784,639
Corteva, Inc.	68,130	5,519,211
Dow, Inc.	83,244	3,370,549
DuPont de Nemours, Inc.	113,210	5,169,169
FMC Corp.	98,692	1,517,883
Freeport-McMoRan, Inc.	36,000	2,080,080
Glencore PLC - GBP	2,589,914	20,010,521
Linde PLC	37,900	18,993,206
Tronox Holdings PLC	1,337,743	13,364,053
		96,809,311
Utilities - 0.0%
PG&E Corp.	28,000	465,360
Xcel Energy, Inc.	23,000	1,907,850
		2,373,210
TOTAL COMMON STOCKS (Cost $1,684,063,284)		4,337,944,091
SHORT-TERM INVESTMENTS – 2.2%
Money Market Funds - 2.2%
First American US Treasury Money Market Fund - Class X - 3.54%(b)	38,564,239	38,564,239
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.51%(b)	28,923,179	28,923,179
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.51%(b)	28,923,179	28,923,179
		96,410,597
TOTAL SHORT-TERM INVESTMENTS (Cost $96,410,597)		96,410,597
TOTAL INVESTMENTS - 100.1% (Cost $1,780,473,881)		$4,434,354,688
Liabilities in Excess of Other Assets - (0.1)%		(3,473,110)
TOTAL NET ASSETS - 100.0%		$4,430,881,578

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
The accompanying notes are an integral part of these financial statements.

2

PRIMECAP Odyssey Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Communication Services - 7.8%
Alphabet, Inc. - Class A	470,270	$180,959,896
Alphabet, Inc. - Class C	220,254	84,123,813
Baidu, Inc. - ADR(a)	541,800	68,553,954
IMAX Corp.(a)	139,900	5,318,998
Live Nation Entertainment, Inc.(a)	26,290	4,152,242
Meta Platforms, Inc. - Class A	15,200	9,301,032
Netflix, Inc.(a)	154,200	14,434,662
Nintendo Co. Ltd. - JPY	319,100	15,668,115
Spotify Technology SA(a)	11,100	4,956,705
Trade Desk, Inc. (The) - Class A(a)	130,300	3,073,777
Universal Music Group N.V. - EUR	325,239	6,800,306
Walt Disney Co. (The)	219,800	22,804,250
		420,147,750
Consumer Discretionary - 7.3%
Alibaba Group Holding Ltd. - ADR	760,043	100,234,471
Amazon.com, Inc.(a)	233,777	61,964,932
Birkenstock Holding PLC(a)	104,700	4,056,078
Burlington Stores, Inc.(a)	34,000	10,880,340
Capri Holdings Ltd.(a)	190,970	3,725,825
CarMax, Inc.(a)	414,300	16,286,133
Carnival Corp.	84,200	2,232,142
Carvana Co.(a)	29,700	11,755,260
DoorDash, Inc. - Class A(a)	13,510	2,278,461
eBay, Inc.	43,610	4,512,763
Entain PLC - GBP	387,313	2,864,964
Flutter Entertainment PLC(a)	110,500	11,926,265
Lucky Strike Entertainment Corp. - Class A	282,100	2,242,695
Marriott International, Inc. - Class A	13,500	4,882,815
Mattel, Inc.(a)	1,477,050	22,273,914
McDonald's Corp.	5,300	1,556,027
Norwegian Cruise Line Holdings Ltd.(a)	212,900	3,870,522
Ollie's Bargain Outlet Holdings, Inc.(a)	43,400	3,754,534
Ross Stores, Inc.	64,930	14,790,405
Royal Caribbean Cruises Ltd.	36,571	9,645,967
Sony Group Corp. - ADR	1,368,325	27,489,649
Tesla, Inc.(a)	160,210	61,140,942
TJX Cos., Inc. (The)	37,200	5,831,100
Viking Holdings Ltd.(a)	56,700	4,644,297
		394,840,501
Consumer Staples - 1.6%
BellRing Brands, Inc.(a)	99,200	1,765,760
BJ's Wholesale Club Holdings, Inc.(a)	97,290	9,134,558
Casey's General Stores, Inc.	9,100	7,481,565
Dollar Tree, Inc.(a)	218,000	21,169,980
e.l.f. Beauty, Inc.(a)	73,560	4,705,633
Performance Food Group Co.(a)	399,800	36,205,888

	Shares	Value
Philip Morris International, Inc.	32,300	$5,331,761
US Foods Holding Corp.(a)	34,600	3,234,754
		89,029,899
Energy - 1.1%
Chevron Corp.	21,760	4,206,426
ConocoPhillips	260,000	32,702,800
Coterra Energy, Inc.	100,000	3,591,000
EOG Resources, Inc.	36,000	5,060,520
Exxon Mobil Corp.	17,070	2,634,413
SLB Ltd.	26,500	1,507,320
Viper Energy, Inc. - Class A	152,600	7,535,388
		57,237,867
Financials - 7.7%
Bank of America Corp.	76,500	4,089,690
Charles Schwab Corp. (The)	1,080,197	98,989,253
Citigroup, Inc.	208,200	26,645,436
CME Group, Inc. - Class A	88,800	25,558,416
Evercore, Inc. - Class A	18,530	5,953,504
JPMorgan Chase & Co.	100	31,323
MarketAxess Holdings, Inc.	344,052	54,081,534
Mastercard, Inc. - Class A	14,600	7,342,632
Northern Trust Corp.	343,510	57,139,453
PayPal Holdings, Inc.	378,500	18,977,990
Raymond James Financial, Inc.	402,800	63,771,296
Sony Financial Group, Inc. - ADR	200,617	882,715
Toast, Inc. - Class A(a)	89,000	2,538,280
Tradeweb Markets, Inc. - Class A	8,000	906,000
Visa, Inc. - Class A	140,640	46,388,698
Wells Fargo & Co.	36,380	2,991,527
		416,287,747
Health Care - 22.8%
Agilent Technologies, Inc.	32,670	3,775,018
Alcon, Inc.	45,690	3,420,810
Alkermes PLC(a)	112,830	3,803,499
Amgen, Inc.	175,040	60,607,600
AstraZeneca PLC	478,647	89,684,088
BeOne Medicines Ltd. - ADR(a)	587,747	173,544,057
Biogen, Inc.(a)	615,350	116,473,448
BioMarin Pharmaceutical, Inc.(a)	973,226	52,466,614
BioNTech SE - ADR(a)	355,600	36,786,820
Boston Scientific Corp.(a)	779,780	44,923,126
Bridgebio Pharma, Inc.(a)	87,680	6,234,925
Bristol-Myers Squibb Co.	733,800	44,460,942
Bruker Corp.	152,900	5,612,959
CVS Health Corp.	95,600	7,962,524
Danaher Corp.	5,600	1,002,120
Edwards Lifesciences Corp.(a)	38,212	3,190,702
Elanco Animal Health, Inc.(a)	2,644,289	59,152,745
Eli Lilly & Co.	241,598	225,797,491
Glaukos Corp.(a)	376,780	54,131,983
GRAIL, Inc.(a)	18,363	1,000,416
GSK PLC - ADR	608,980	31,855,744

The accompanying notes are an integral part of these financial statements.

3

PRIMECAP Odyssey Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Illumina, Inc.(a)	31,980	$4,053,145
Insulet Corp.(a)	25,940	4,465,312
LivaNova PLC(a)	413,860	24,872,986
Merck & Co., Inc.	6,400	698,752
Nektar Therapeutics(a)	67,915	5,775,492
Neurocrine Biosciences, Inc.(a)	55,460	7,302,418
QIAGEN N.V. - EUR	76,266	2,598,919
Revvity, Inc.	35,420	3,068,080
Rhythm Pharmaceuticals, Inc.(a)	1,095,402	89,121,907
Stryker Corp.	11,000	3,466,430
Thermo Fisher Scientific, Inc.	27,800	13,315,088
UnitedHealth Group, Inc.	9,221	3,416,196
Waters Corp.(a)	6,000	1,855,380
Xencor, Inc.(a)	3,175,000	37,877,750
Zimmer Biomet Holdings, Inc.	133,430	10,998,635
		1,238,774,121
Industrials - 16.6%
AECOM	752,302	63,268,598
Airbus SE - EUR	100,121	20,549,693
Amentum Holdings, Inc.(a)	583,572	15,307,094
American Airlines Group, Inc.(a)	2,715,501	31,798,517
Booz Allen Hamilton Holding Corp.	194,200	15,102,934
Carrier Global Corp.	51,600	3,465,972
Curtiss-Wright Corp.	67,020	48,267,804
Delta Air Lines, Inc.	806,300	54,820,337
FedEx Corp.	76,000	30,651,560
General Dynamics Corp.	12,980	4,469,014
Honeywell International, Inc.	14,600	3,129,218
IDEX Corp.	191,920	41,809,772
J.B. Hunt Transport Services, Inc.	29,000	7,294,370
Jacobs Solutions, Inc.	470,924	60,942,275
JetBlue Airways Corp.(a)	67,800	315,609
Lyft, Inc. - Class A(a)	253,456	3,586,402
Nextpower, Inc. - Class A(a)	613,367	73,070,411
Norfolk Southern Corp.	14,700	4,642,701
Saia, Inc.(a)	10,800	4,847,256
Siemens AG - EUR	288,147	85,408,578
Southwest Airlines Co.	1,650,760	62,596,819
TransDigm Group, Inc.	18,080	20,972,438
Uber Technologies, Inc.(a)	34,100	2,544,201
United Airlines Holdings, Inc.(a)	657,600	59,184,000
Xometry, Inc. - Class A(a)(b)	3,579,452	183,518,504
		901,564,077
Information Technology - 31.2%
Adobe, Inc.(a)	117,500	28,916,750
Advanced Micro Devices, Inc.(a)	38,640	13,697,493
Analog Devices, Inc.	121,880	49,027,449
Applied Materials, Inc.	50,232	19,816,022
AppLovin Corp. - Class A(a)	25,400	11,337,290

	Shares	Value
Arm Holdings PLC - ADR(a)	21,020	$4,420,926
ASML Holding N.V. - ADR	12,400	17,843,476
Autodesk, Inc.(a)	8,000	1,896,000
Broadcom, Inc.	17,720	7,396,860
Dell Technologies, Inc. - Class C	26,760	5,591,502
Fair Isaac Corp.(a)	14,347	14,705,675
Flex Ltd.(a)	1,768,669	161,921,647
FormFactor, Inc.(a)	161,618	21,968,735
Hewlett Packard Enterprise Co.	783,600	22,544,172
HP, Inc.	163,236	3,405,103
Intel Corp.(a)	2,948,140	278,540,267
Intuit, Inc.	3,500	1,359,750
Jabil, Inc.	233,600	78,837,664
Keysight Technologies, Inc.(a)	10,580	3,702,048
KLA Corp.	59,822	104,709,438
L.M. Ericsson Telephone Co. - ADR	1,203,000	14,207,430
Marvell Technology, Inc.	131,211	21,669,497
Micron Technology, Inc.	807,136	417,418,454
Microsoft Corp.	224,210	91,428,354
MongoDB, Inc.(a)	74,365	18,652,973
NetApp, Inc.	181,311	20,083,819
Nutanix, Inc. - Class A(a)	205,610	8,407,393
NVIDIA Corp.	522,000	104,175,540
Okta, Inc. - Class A(a)	65,197	4,801,759
Oracle Corp.	11,000	1,775,290
OSI Systems, Inc.(a)	51,500	14,776,380
Palo Alto Networks, Inc.(a)	47,390	8,497,975
RingCentral, Inc. - Class A	56,600	2,276,452
Salesforce, Inc.	22,400	3,954,272
Seagate Technology Holdings PLC	10,200	6,871,128
Synaptics, Inc.(a)	89,000	8,329,510
Synopsys, Inc.(a)	33,500	16,167,100
Teradyne, Inc.	35,620	12,234,401
Texas Instruments, Inc.	111,395	31,310,906
Trimble, Inc.(a)	245,270	16,511,576
Universal Display Corp.	205,419	17,889,941
		1,693,078,417
Materials - 0.7%
Albemarle Corp.	111,340	21,900,578
Ivanhoe Mines Ltd. - Class A - CAD(a)	973,000	7,879,413
Linde PLC	19,900	9,972,686
		39,752,677
Real Estate - 0.2%
CoStar Group, Inc.(a)	119,600	4,139,356
Welltower, Inc.	17,883	3,886,691
		8,026,047
TOTAL COMMON STOCKS (Cost $2,002,970,852)		5,258,739,103

The accompanying notes are an integral part of these financial statements.

4

PRIMECAP Odyssey Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29)(a)(c)(d)	387,250	$394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28)(a)(c)(d)	4,207,543	0
		394,995
TOTAL RIGHTS (Cost $0)		394,995
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American US Treasury Money Market Fund - Class X - 3.54%(e)	67,704,829	67,704,829
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.51%(e)	50,778,622	50,778,622
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.51%(e)	50,778,622	50,778,622
		169,262,073
TOTAL SHORT-TERM INVESTMENTS (Cost $169,262,073)		169,262,073
TOTAL INVESTMENTS - 100.1% (Cost $2,172,232,925)		$5,428,396,171
Liabilities in Excess of Other Assets - (0.1)%		(4,478,424)
TOTAL NET ASSETS - 100.0%		$5,423,917,747

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $394,995 or 0.0% of net assets as of April 30, 2026. (Note 4)

(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
The accompanying notes are an integral part of these financial statements.

5

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 7.1%
Alphabet, Inc. - Class A	535,700	$206,137,360
Alphabet, Inc. - Class C	101,040	38,591,218
Baidu, Inc. - ADR(a)	947,760	119,920,073
Ibotta, Inc. - Class A(a)	25,390	893,728
IMAX Corp.(a)	359,602	13,672,068
Live Nation Entertainment, Inc.(a)	47,370	7,481,618
Meta Platforms, Inc. - Class A	36,150	22,120,546
Netflix, Inc.(a)	369,000	34,542,090
Pinterest, Inc. - Class A(a)	725,150	14,256,449
Take-Two Interactive Software, Inc.(a)	47,790	10,215,590
Trade Desk, Inc. (The) - Class A(a)	214,875	5,068,901
Warner Music Group Corp. - Class A	14,750	416,983
WildBrain Ltd. - CAD(a)	2,918,980	2,986,993
ZoomInfo Technologies, Inc.(a)	12,300	76,875
		476,380,492
Consumer Discretionary - 11.3%
Alibaba Group Holding Ltd. - ADR	975,600	128,662,128
Amazon.com, Inc.(a)	399,500	105,891,470
Birkenstock Holding PLC(a)	109,200	4,230,408
Boot Barn Holdings, Inc.(a)	45,620	7,821,549
Burlington Stores, Inc.(a)	81,690	26,141,617
Capri Holdings Ltd.(a)	253,160	4,939,152
CarMax, Inc.(a)	521,600	20,504,096
Carvana Co.(a)	36,995	14,642,621
CAVA Group, Inc.(a)	676,450	63,187,194
eBay, Inc.	137,490	14,227,465
Entain PLC - GBP	2,092,333	15,477,040
Flutter Entertainment PLC(a)	109,600	11,829,128
GrowGeneration Corp.(a)	377,300	498,036
Mobileye Global, Inc. - Class A(a)	920,100	7,995,669
Norwegian Cruise Line Holdings Ltd.(a)	820,400	14,914,872
Ollie’s Bargain Outlet Holdings, Inc.(a)	117,730	10,184,822
Royal Caribbean Cruises Ltd.	97,300	25,663,848
Savers Value Village, Inc.(a)	600,700	5,075,915
SharkNinja, Inc.(a)	40,700	4,702,071
Sony Group Corp. - ADR	4,652,830	93,475,355
Tapestry, Inc.	6,600	957,264
Tesla, Inc.(a)	338,350	129,124,511
Ulta Beauty, Inc.(a)	17,250	9,271,530
XPeng, Inc. - ADR(a)	2,845,190	46,376,597
		765,794,358
Consumer Staples - 0.8%
BellRing Brands, Inc.(a)	124,838	2,222,116
e.l.f. Beauty, Inc.(a)	172,605	11,041,542
Performance Food Group Co.(a)	480,800	43,541,248
		56,804,906

	Shares	Value
Energy - 0.3%
Coterra Energy, Inc.	315,350	$11,324,219
EOG Resources, Inc.	79,100	11,119,087
New Fortress Energy, Inc.(a)	360,000	249,048
		22,692,354
Financials - 4.3%
Capital One Financial Corp.	51,910	9,930,383
CME Group, Inc. - Class A	186,871	53,785,211
Flywire Corp.(a)	1,339,700	18,099,347
Galaxy Digital, Inc. - Class A(a)	251,700	6,906,648
LPL Financial Holdings, Inc.	16,000	5,346,080
MarketAxess Holdings, Inc.	897,260	141,040,300
Marqeta, Inc. - Class A(a)	90,000	390,600
NMI Holdings, Inc. - Class A(a)	268,330	10,387,054
Progressive Corp. (The)	51,350	10,335,728
Sony Financial Group, Inc. - ADR	572,486	2,518,938
Toast, Inc. - Class A(a)	223,000	6,359,960
Tradeweb Markets, Inc. - Class A	232,160	26,292,120
WEX, Inc.(a)	7,500	1,127,475
		292,519,844
Health Care - 24.3%
Alkermes PLC(a)	585,640	19,741,924
Allogene Therapeutics, Inc.(a)	3,375,270	7,189,325
BeOne Medicines Ltd. - ADR(a)	660,957	195,160,773
Biogen, Inc.(a)	712,650	134,890,392
BioMarin Pharmaceutical, Inc.(a)	1,402,515	75,609,584
BioNTech SE - ADR(a)	919,146	95,085,654
Boston Scientific Corp.(a)	605,310	34,871,909
Bridgebio Pharma, Inc.(a)	391,400	27,832,454
Cerus Corp.(a)	789,300	1,602,279
Charles River Laboratories International, Inc.(a)	13,750	2,295,838
Edwards Lifesciences Corp.(a)	150,000	12,525,000
Elanco Animal Health, Inc.(a)	588,492	13,164,566
Eli Lilly & Co.	226,334	211,531,757
Glaukos Corp.(a)	1,088,663	156,408,213
Globus Medical, Inc. - Class A(a)	25,850	2,331,153
GRAIL, Inc.(a)	1,341,891	73,106,222
Health Catalyst, Inc.(a)	292,400	365,500
Illumina, Inc.(a)	172,350	21,843,639
Immunocore Holdings PLC - ADR(a)	1,112,800	31,058,248
Immunome, Inc.(a)	3,867,541	88,721,391
Insulet Corp.(a)	69,030	11,882,824
LENZ Therapeutics, Inc.(a)	406,400	3,649,472
LivaNova PLC(a)	818,690	49,203,269
Nektar Therapeutics(a)	178,419	15,172,752
Palvella Therapeutics, Inc.(a)	176,675	22,670,936
Penumbra, Inc.(a)	12,100	3,950,408
Pulmonx Corp.(a)(b)	3,602,001	4,610,561
QIAGEN N.V. - EUR	131,955	4,496,636
Repligen Corp.(a)	50,100	5,927,331

The accompanying notes are an integral part of these financial statements.

6

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Rhythm Pharmaceuticals, Inc.(a)	2,123,359	$172,756,488
Roche Holding AG - CHF	47,005	19,154,530
Septerna, Inc.(a)	813,782	19,335,460
Wave Life Sciences Ltd.(a)	3,872,923	27,342,836
Xencor, Inc.(a)(b)	6,379,727	76,110,143
Zentalis Pharmaceuticals, Inc.(a)	676,400	2,712,364
		1,644,311,831
Industrials - 13.1%
AECOM	1,109,000	93,266,900
Alaska Air Group, Inc.(a)	207,200	8,103,592
Allegiant Travel Co.(a)	25,100	1,898,564
Amentum Holdings, Inc.(a)	769,016	20,171,290
American Airlines Group, Inc.(a)	4,348,800	50,924,448
Array Technologies, Inc.(a)	239,600	1,854,504
Axon Enterprise, Inc.(a)	11,000	4,419,360
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR(a)	41,000	303,810
Curtiss-Wright Corp.	124,500	89,664,900
Delta Air Lines, Inc.	1,404,707	95,506,029
FedEx Corp.	33,500	13,510,885
Frontier Group Holdings, Inc.(a)	340,900	1,237,467
GFL Environmental, Inc.	323,800	12,987,618
Gibraltar Industries, Inc.(a)	95,600	3,731,268
Griffon Corp.	270,107	24,625,655
Jacobs Solutions, Inc.	609,640	78,893,512
JetBlue Airways Corp.(a)	866,100	4,031,696
Lyft, Inc. - Class A(a)	524,630	7,423,514
Nextpower, Inc. - Class A(a)	858,754	102,303,364
Ryanair Holdings PLC - ADR	43,400	2,371,810
Southwest Airlines Co.	1,531,250	58,065,000
TransDigm Group, Inc.	24,600	28,535,508
Uber Technologies, Inc.(a)	179,000	13,355,190
United Airlines Holdings, Inc.(a)	823,520	74,116,800
VSE Corp.	34,500	5,922,960
WillScot Holdings Corp.	603,700	13,667,768
Xometry, Inc. - Class A(a)	1,272,040	65,217,491
XPO, Inc.(a)	42,800	9,421,564
		885,532,467
Information Technology - 35.6%
Adobe, Inc.(a)	90,600	22,296,660
Advanced Micro Devices, Inc.(a)	105,680	37,462,503
Ambarella, Inc.(a)	19,400	1,334,720
Applied Materials, Inc.	17,521	6,911,859
AppLovin Corp. - Class A(a)	35,062	15,649,924
Arlo Technologies, Inc.(a)	1,785,680	25,088,804
ASML Holding N.V. - ADR	22,000	31,657,780
Aurora Innovation, Inc. - Class A(a)	2,985,180	17,552,858
Autodesk, Inc.(a)	44,700	10,593,900
Axcelis Technologies, Inc.(a)	611,486	85,063,817

	Shares	Value
BitMine Immersion Technologies, Inc.	224,900	$4,812,860
Broadcom, Inc.	87,800	36,650,354
Credo Technology Group Holding Ltd.(a)	60,000	10,440,600
Crowdstrike Holdings, Inc. - Class A(a)	81,000	36,105,750
Dell Technologies, Inc. - Class C	62,310	13,019,675
Descartes Systems Group, Inc. (The)(a)	139,541	10,062,302
Docusign, Inc.(a)	50,000	2,299,500
Entegris, Inc.	71,800	10,151,084
Fair Isaac Corp.(a)	21,313	21,845,825
Flex Ltd.(a)	2,650,860	242,686,233
FormFactor, Inc.(a)	432,795	58,829,824
Gitlab, Inc. - Class A(a)	1,347,230	29,827,672
Hewlett Packard Enterprise Co.	245,650	7,067,351
HP, Inc.	141,370	2,948,978
indie Semiconductor, Inc. - Class A(a)(b)	20,663,880	93,194,099
Intuit, Inc.	42,775	16,618,087
Jabil, Inc.	395,000	133,308,550
Keysight Technologies, Inc.(a)	26,810	9,381,087
KLA Corp.	66,819	116,956,637
Marvell Technology, Inc.	212,176	35,040,866
MaxLinear, Inc.(a)	145,800	10,315,350
Micron Technology, Inc.	1,370,810	708,928,100
MongoDB, Inc.(a)	173,466	43,510,477
NetApp, Inc.	320,382	35,488,714
nLIGHT, Inc.(a)	183,403	12,810,700
Nutanix, Inc. - Class A(a)	708,235	28,959,729
NVIDIA Corp.	833,250	166,291,703
Okta, Inc. - Class A(a)	226,482	16,680,399
OSI Systems, Inc.(a)	171,260	49,137,919
Palo Alto Networks, Inc.(a)	172,500	30,932,700
QUALCOMM, Inc.	26,623	4,780,958
Synaptics, Inc.(a)	232,800	21,787,752
Trimble, Inc.(a)	440,140	29,630,225
Unity Software, Inc.(a)	20,100	531,042
Universal Display Corp.	726,324	63,255,557
Western Digital Corp.	21,100	9,168,372
Wolfspeed, Inc.(a)	4,251	125,532
Zoom Communications, Inc. - Class A(a)	335,600	32,603,540
		2,409,798,928
Materials - 1.8%
Albemarle Corp.	102,340	20,130,278
Ingevity Corp.(a)	54,500	4,152,355
Ivanhoe Electric, Inc.(a)	2,358,213	30,255,873
Ivanhoe Mines Ltd. - Class A - CAD(a)	3,371,900	27,305,849
Perimeter Solutions, Inc.(a)	1,198,280	36,307,884
		118,152,239

The accompanying notes are an integral part of these financial statements.

7

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.1%
CoStar Group, Inc.(a)	227,300	$7,866,853
TOTAL COMMON STOCKS (Cost $2,984,413,754)		6,679,854,272
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc - CVR (Expiration Date 12/31/29)(a)(c)(d)	349,922	356,920
Epizyme, Inc. - CVR (Expiration Date 1/1/28)(a)(c)(d)	10,344,756	0
		356,920
TOTAL RIGHTS (Cost $0)		356,920
ESCROWS AND LITIGATION TRUSTS - 0.0%
Information Technology - 0.0%
Pivotal Software, Inc. - Escrow(a)(c)(d)	336,900	0
TOTAL ESCROWS AND LITIGATION TRUSTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American US Treasury Money Market Fund - Class X - 3.54%(e)	39,191,134	39,191,134
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.51%(e)	29,393,350	29,393,350
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.51%(e)	29,393,350	29,393,350
		97,977,834
TOTAL SHORT-TERM INVESTMENTS (Cost $97,977,834)		97,977,834
TOTAL INVESTMENTS - 100.2% (Cost $3,082,391,588)		$6,778,189,026
Liabilities in Excess of Other Assets - (0.2)%		(12,416,467)
TOTAL NET ASSETS - 100.0%		$6,765,772,559

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $356,920 or 0.0% of net assets as of April 30, 2026. (Note 4)

(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
The accompanying notes are an integral part of these financial statements.

8

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$1,780,473,881	$2,100,860,211	$2,747,445,225
Investments, at cost (affiliated)	—	71,372,714	334,946,363
Investments, at value (unaffiliated)	4,434,354,688	5,244,877,667	6,604,274,223
Investments, at value (affiliated)	—	183,518,504	173,914,803
Receivable for investments sold	6,571,216	5,791,485	11,817,075
Receivable for dividends	6,958,505	6,301,332	1,419,698
Receivable for fund shares sold	2,807,784	962,718	534,054
Prepaid expenses and other assets	30,020	41,836	44,196
Total assets	4,450,722,213	5,441,493,542	6,792,004,049
LIABILITIES
Payable for investments purchased	1,894,402	1,256,464	1,049,450
Payable for fund shares repurchased	11,444,396	8,370,158	15,232,861
Due to custodian	—	64,727	—
Payable to the advisor (Note 6)	5,658,404	6,931,287	8,760,258
Payable for shareholder servicing	630,626	737,668	962,087
Payable to custodian	13,666	14,800	17,780
Other accrued expenses and liabilities	199,141	200,691	209,054
Total liabilities	19,840,635	17,575,795	26,231,490
NET ASSETS	$4,430,881,578	$5,423,917,747	$6,765,772,559
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	118,283,857	136,137,090	128,359,380
Net asset value, offering and redemption price per share	$37.46	$39.84	$52.71
Components of Net Assets
Paid-in capital	$1,258,765,299	$1,702,544,291	$2,596,102,808
Total distributable earnings	3,172,116,279	3,721,373,456	4,169,669,751
Net assets	$4,430,881,578	$5,423,917,747	$6,765,772,559

The accompanying notes are an integral part of these financial statements.

9

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$30,385,062	$20,650,884	$14,392,686
Total investment income	30,385,062	20,650,884	14,392,686
EXPENSES
Advisory fees (Note 6)	11,707,686	14,364,666	18,181,597
Shareholder servicing	1,890,753	2,194,358	2,752,648
Trustee fees	178,720	178,420	178,920
Service fees (Note 9)	62,909	74,839	106,637
Custody	40,673	44,854	53,036
Other	373,814	399,026	440,573
Total expenses	14,254,555	17,256,163	21,713,411
Net investment income (loss)	16,130,507	3,394,721	(7,320,725)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	338,894,296	271,030,719	327,008,536
Investments (affiliated)	—	13,779,807	(32,798)
In-kind redemptions	188,790,447	228,980,379	243,227,764
Foreign currency transactions	23,808	(16,959)	(8,170)
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	132,212,785	120,255,511	(70,818,514)
Investments (affiliated)	—	1,176,583	(36,270,363)
Foreign currency translations	75,943	82,670	21,965
Net realized and unrealized gain on investments and foreign currency	659,997,279	635,288,710	463,128,420
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$676,127,786	$638,683,431	$455,807,695

(1)	Net of foreign taxes withheld of $690,244, $416,517, and $145,528, respectively.
The accompanying notes are an integral part of these financial statements.

10

PRIMECAP ODYSSEY STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026(1)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,130,507	$41,746,587
Net realized gain (loss) on:
Investments	338,894,296	1,077,676,508
In-kind redemptions	188,790,447	133,032,430
Foreign currency transactions	23,808	(71,297)
Change in unrealized appreciation/depreciation on:
Investments	132,212,785	(384,251,515)
Foreign currency translations	75,943	216,119
Net increase in net assets resulting from operations	676,127,786	868,348,832
NET DISTRIBUTIONS TO SHAREHOLDERS	(936,959,353)	(784,117,635)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	360,558,871	350,767,431
Proceeds from reinvestment of distributions	900,256,645	754,809,512
Cost of shares repurchased	(1,086,010,543)	(1,902,050,319)
Net increase (decrease) from capital share transactions	174,804,973	(796,473,376)
Total decrease in net assets	(86,026,594)	(712,242,179)
NET ASSETS
Beginning of period	4,516,908,172	5,229,150,351
End of period	$4,430,881,578	$4,516,908,172
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	110,687,691	132,384,372
Shares sold	9,404,316	10,085,753
Shares issued on reinvestment of distributions	26,994,202	21,935,760
Shares repurchased	(28,802,352)	(53,718,194)
Increase (Decrease) in capital shares	7,596,166	(21,696,681)
Shares outstanding, end of period	118,283,857	110,687,691

(1)	Unaudited
The accompanying notes are an integral part of these financial statements.

11

PRIMECAP ODYSSEY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026(1)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,394,721	$13,567,458
Net realized gain (loss) on:
Investments	284,810,526	1,299,238,890
In-kind redemptions	228,980,379	106,970,177
Foreign currency transactions	(16,959)	(29,088)
Change in unrealized appreciation/depreciation on:
Investments	121,432,094	(28,652,101)
Foreign currency translations	82,670	179,816
Net increase in net assets resulting from operations	638,683,431	1,391,275,152
NET DISTRIBUTIONS TO SHAREHOLDERS	(1,088,509,449)	(985,053,931)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	506,761,654	362,605,079
Proceeds from reinvestment of distributions	1,037,749,405	936,022,032
Cost of shares repurchased	(1,013,053,184)	(2,207,759,019)
Net increase (decrease) from capital share transactions	531,457,875	(909,131,908)
Total increase (decrease) in net assets	81,631,857	(502,910,687)
NET ASSETS
Beginning of period	5,342,285,890	5,845,196,577
End of period	$5,423,917,747	$5,342,285,890
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	120,949,023	145,052,285
Shares sold	12,262,650	10,021,088
Shares issued on reinvestment of distributions	28,462,683	26,448,772
Shares repurchased	(25,537,266)	(60,573,122)
Increase (Decrease) in capital shares	15,188,067	(24,103,262)
Shares outstanding, end of period	136,137,090	120,949,023

(1)	Unaudited
The accompanying notes are an integral part of these financial statements.

12

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026(1)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(7,320,725)	$(4,294,090)
Net realized gain (loss) on:
Investments	326,975,738	907,914,220
In-kind redemptions	243,227,764	377,746,724
Foreign currency transactions	(8,170)	6,477
Change in unrealized appreciation/depreciation on:
Investments	(107,088,877)	472,697,397
Foreign currency translations	21,965	(24,356)
Net increase in net assets resulting from operations	455,807,695	1,754,046,372
NET DISTRIBUTIONS TO SHAREHOLDERS	(804,595,657)	(629,884,923)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	569,936,236	744,867,032
Proceeds from reinvestment of distributions	771,113,623	603,806,747
Cost of shares repurchased	(1,052,033,888)	(2,530,148,126)
Net increase (decrease) from capital share transactions	289,015,971	(1,181,474,347)
Total decrease in net assets	(59,771,991)	(57,312,898)
NET ASSETS
Beginning of period	6,825,544,550	6,882,857,448
End of period	$6,765,772,559	$6,825,544,550
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	122,362,411	148,747,622
Shares sold	10,765,652	16,786,324
Shares issued on reinvestment of distributions	15,487,319	13,200,847
Shares repurchased	(20,256,002)	(56,372,382)
Increase (Decrease) in capital shares	5,996,969	(26,385,211)
Shares outstanding, end of period	128,359,380	122,362,411

(1)	Unaudited
The accompanying notes are an integral part of these financial statements.

13

PRIMECAP ODYSSEY STOCK FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	Six Months Ended April 30, 2026(1)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.81	$39.50	$33.56	$34.78	$42.97	$31.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income(2)	0.14	0.33	0.35	0.40	0.35	0.27
Net realized and unrealized gain (loss) on investments and foreign currency	5.61	7.08	9.15	2.25	(4.78)	13.57
Total from investment operations	5.75	7.41	9.50	2.65	(4.43)	13.84
LESS:
Dividends from net investment income	(0.38)	(0.37)	(0.43)	(0.41)	(0.28)	(0.48)
Distributions from net realized gain	(8.72)	(5.73)	(3.13)	(3.46)	(3.48)	(2.28)
Total distributions	(9.10)	(6.10)	(3.56)	(3.87)	(3.76)	(2.76)
Net asset value, end of period	$37.46	$40.81	$39.50	$33.56	$34.78	$42.97
Total return	16.84%(3)	21.62%	29.83%	8.13%	(11.33)%	45.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4,430.9	$4,516.9	$5,229.2	$5,231.3	$5,799.1	$7,733.6
Ratio of expenses to average net assets	0.67%(4)	0.67%	0.67%	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	0.76%(4)	0.90%	0.92%	1.15%	0.93%	0.67%
Portfolio turnover rate	3%(3)(5)	9%(5)	3%	4%	4%	6%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized
(5)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14

PRIMECAP ODYSSEY GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	Six Months Ended April 30, 2026(1)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.17	$40.30	$35.76	$36.70	$50.78	$40.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income(2)	0.03	0.10	0.16	0.18	0.16	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	4.78	10.95	9.26	3.04	(8.21)	15.72
Total from investment operations	4.81	11.05	9.42	3.22	(8.05)	15.77
LESS:
Dividends from net investment income	(0.22)	(0.18)	(0.19)	(0.21)	(0.05)	(0.17)
Distributions from net realized gain	(8.92)	(7.00)	(4.69)	(3.95)	(5.98)	(5.13)
Total distributions	(9.14)	(7.18)	(4.88)	(4.16)	(6.03)	(5.30)
Net asset value, end of period	$39.84	$44.17	$40.30	$35.76	$36.70	$50.78
Total return	12.80%(3)	31.83%	27.97%	9.30%	(17.61)%	41.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$5,423.9	$5,342.3	$5,845.2	$6,274.9	$6,957.6	$10,168.5
Ratio of expenses to average net assets	0.66%(4)	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	0.13%(4)	0.27%	0.42%	0.48%	0.40%	0.10%
Portfolio turnover rate	3%(3)(5)	11%(5)	5%	7%	4%	7%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized
(5)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

15

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	Six Months Ended April 30, 2026(1)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$55.78	$46.27	$38.40	$38.92	$60.37	$48.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)(2)	(0.06)	(0.03)	0.01	(0.03)	(0.09)	(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	3.62	13.90	10.24	3.42	(15.51)	16.73
Total from investment operations	3.56	13.87	10.25	3.39	(15.60)	16.51
LESS:
Dividends from net investment income	(0.17)	(0.01)	(0.01)	—	—	—
Distributions from net realized gain	(6.46)	(4.35)	(2.37)	(3.91)	(5.85)	(4.21)
Total distributions	(6.63)	(4.36)	(2.38)	(3.91)	(5.85)	(4.21)
Net asset value, end of period	$52.71	$55.78	$46.27	$38.40	$38.92	$60.37
Total return	7.09%(3)	32.05%	27.27%	9.01%	(28.21)%	35.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$6,765.8	$6,825.5	$6,882.9	$6,353.4	$6,931.1	$11,735.2
Ratio of expenses to average net assets	0.66%(4)	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets	(0.22)%(4)	(0.07%)	0.02%	(0.09)%	(0.19)%	(0.39)%
Portfolio turnover rate	6%(3)(5)	11%(5)	9%	5%(5)	4%	9%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized
(5)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)
(1) Organization
PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund (the “Stock Fund”), PRIMECAP Odyssey Growth Fund (the “Growth Fund”), and PRIMECAP Odyssey Aggressive Growth Fund (the “Aggressive Growth Fund”) (each a “Fund” and collectively the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.
Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting.
(2) Significant Accounting Policies
The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.
A.
Security Valuation – Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Funds’ valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.
B.
Share Valuation – The NAV of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.
Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of

17

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)
exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.
D.
Federal Income Taxes – Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.
Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties. As of April 30, 2026, open tax years include the tax years ended October 31, 2022 through October 31, 2025. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.
E.
Allocation of Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.
Security Transactions, Investment Income, and Distributions – Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.
Indemnification Obligations – Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

I.
Segment Reporting – Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Executive Officers and Chief Financial Officer, who serve as the chief operating decision maker and use the information presented in the financial statements and financial highlights to make decisions about the allocation of resources.

18

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)
J.
Recent Accounting Pronouncement – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

(3) Investment Transactions
The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2026 were as follows:

Fund	Purchases	Sales(1)
Stock Fund	$133,600,277	$859,822,529
Growth Fund	$141,220,858	$769,653,801
Aggressive Growth Fund	$375,264,563	$868,998,917

(1)
Included in proceeds of PRIMECAP Odyssey Stock Fund’s, PRIMECAP Odyssey Growth Fund’s, and PRIMECAP Odyssey Aggressive Growth Fund’s sales are $214,447,472, $260,773,036, and $264,666,961, respectively, representing the value of securities transferred in payment of in-kind redemptions.

(4) Valuation Measurements
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.
Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized. These inputs are summarized in the three broad levels below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

19

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2026. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stock Fund	Common Stocks(1)	$4,337,944,091	$—	$—	$4,337,944,091
	Short-Term Investments	96,410,597	—	—	96,410,597
	Total Investments	$4,434,354,688	$—	$—	$4,434,354,688
Growth Fund	Common Stocks(1)	$5,258,739,103	$—	$—	$5,258,739,103
	Rights(2)	—	—	394,995	394,995
	Short-Term Investments	169,262,073	—	—	169,262,073
	Total Investments	$5,428,001,176	$—	$394,995	$5,428,396,171
Aggressive Growth Fund	Common Stocks(1)	$6,679,854,272	$—	$—	$6,679,854,272
	Rights(2)	—	—	356,920	356,920
	Escrows and Litigation Trusts(3)	—	—	0	0
	Short-Term Investments	97,977,834	—	—	97,977,834
	Total Investments	$6,777,832,106	$—	$356,920	$6,778,189,026

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Health Care
(3)	Information Technology
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Rights	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2025	$479,146	$563,816
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	(84,151)	(206,896)
Balance at April 30, 2026	$394,995	$356,920

(5) Distribution to Shareholders
Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

20

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)
As of October 31, 2025, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$2,023,364,830	$2,262,546,003	$3,071,270,714
Gross tax unrealized appreciation	2,684,857,107	3,314,647,199	4,274,934,824
Gross tax unrealized depreciation	(184,563,616)	(231,684,465)	(561,072,062)
Net tax unrealized appreciation	2,500,293,491	3,082,962,734	3,713,862,762
Undistributed ordinary income	47,661,246	53,603,100	56,241,858
Undistributed long-term capital gain	884,993,109	1,034,633,640	748,353,093
Total distributable earnings	932,654,355	1,088,236,740	804,594,951
Other accumulated gain (loss)	—	—	—
Total accumulated gain	$3,432,947,846	$4,171,199,474	$4,518,457,713

(1)	At October 31, 2025 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.
Tax components of dividends paid during the six months ended April 30, 2026 and the year ended October 31, 2025 were as follows:

	April 30, 2026		October 31, 2025
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$51,966,149	$884,993,204	$51,978,763	$732,138,872
Growth Fund	$53,875,758	$1,034,633,691	$36,791,479	$948,262,452
Aggressive Growth Fund	$56,241,756	$748,353,901	$1,762,648	$628,122,275

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2025.
(6) Investment Advisory and Other Agreements
The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the six months ended April 30, 2026, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.
(7) Other Affiliates
Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

21

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)
PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2025	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2026
Xometry, Inc. - Class A	$196,851,333	$ —	$28,289,219	$ —	$13,779,807	$1,176,583	$183,518,504
Total	$196,851,333	$—	$28,289,219	$—	$13,779,807	$1,176,583	$183,518,504

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2025	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2026
indie Semiconductor, Inc. - Class A	$106,808,064	$2,523,802	$—	$ —	$—	$(16,137,767)	$93,194,099
Pulmonx Corp.	7,204,002	—	—	—	—	(2,593,441)	4,610,561
Xencor, Inc.	93,948,754	440,409	707,067	—	(32,798)	(17,539,155)	76,110,143
Total	$207,960,820	$2,964,211	$707,067	$—	$(32,798)	$(36,270,363)	$173,914,803

(8) IN-KIND REDEMPTIONS
Each Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2026, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund had in-kind redemptions with total proceeds in the amount of $214,447,472, $260,773,036, and $264,666,961, respectively. The net realized gains on these in-kind redemptions for the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund amounted to $188,790,447, $228,980,379, and $243,227,764, respectively, which were not realized for tax purposes.
(9) LIQUIDITY PROGRAM AND SERVICE FEES
The Funds may participate in liquidity programs (“Liquidity Programs” or “Programs”) offered by independent third-party service providers, unaffiliated with the Fund and Advisor, designed to provide alternative liquidity sources for mutual funds when conducting normal business activities. These Liquidity Programs provide participating mutual funds, including the Fund, with a source of cash that is used to meet net shareholder redemptions, to manage and optimize its portfolio composition, to offset transaction costs associated with portfolio transactions, and/or to more efficiently manage its portfolio. Depending on the Program used, the Fund’s shares are redeemed when the Fund experiences net sales, at the end of a maximum holding period set by each Program, which ranges from two to eight days, or at other times in the discretion of the Program or the Advisor.
Some of the Programs charge the Fund a fee each time the Fund requests the Program to purchase Fund shares. The fee is calculated by applying a fee rate to the total value of the shares purchased by the Program. The fee rate is determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the total value of the Fund shares purchased, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, this third party is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. During the six months ended April 30, 2026 the fees associated with the Program are disclosed in the Statement of Operations within service fees.

22

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)
(10) Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $100 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 15% of the Fund’s gross market value. The interest rate on loans under the Loan Agreement equals the prime rate per annum, payable monthly. For the six months ended April 30, 2026, the Funds did not borrow under the Loan Agreement.
(11) Other Matters
Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Funds’ investments.
(12) Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration information is included within the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officers and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed July 7, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 26, 2026

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 26, 2026

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 26, 2026

By	/s/ Julietta Martikyan
Julietta Martikyan, Chief Financial Officer
(Principal Financial Officer)

Date	June 26, 2026